Cost Of Sales - Summary of Cost of Sales (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cost Of Sales By nature [Line Items]
Depreciation and amortization	$ 1,120	$ 1,120	$ 1,105
Cost of sales	10,755	9,743	8,586
Cost of sales [member]
Disclosure Of Cost Of Sales By nature [Line Items]
Raw materials and goods for resale	4,916	4,875	4,108
Payroll	1,474	1,349	1,254
Electricity, fuels and other services	1,655	1,174	1,052
Depreciation and amortization	929	934	914
Maintenance, repairs and supplies	809	722	648
Transportation Cost	671	573	352
Other production costs	969	982	929
Change in inventory	(668)	(866)	(671)
Cost of sales	$ 10,755	$ 9,743	$ 8,586